Non-current trade receivables and other non-current assets (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of Detailed Information About Non-current Trade Receivables

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Non-current trade receivables Mesoblast license agreement	2 071	1 923
Net investment in Lease	64	195

Total Non-current Trade and Other receivables	2 135	2 117

Summary of Other Non-current Assets
The
non-current
net investment in lease refers to the receivable recorded under IFRS16 Leases accounting standard as the Group subleases some office spaces it leases from a head lessor.

	As at June 30,	As at December 31,
(€‘000)	2021	2020
R&D Tax credit receivable	4 002	3 679

Total Non-current Grant recevables	4 002	3 679

Deposits	238	293

Total Other non-current assets	238	293